Principal changes in the scope of consolidation in 2021 and 2020 - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									12 Months Ended
		Dec. 03, 2021 EUR (€)	Nov. 09, 2021 EUR (€)	Apr. 29, 2021 EUR (€)	Apr. 16, 2021	May 29, 2020 EUR (€) shares	May 29, 2020 USD ($) shares	Feb. 14, 2020 EUR (€)	Dec. 31, 2022 EUR (€) shares		Dec. 31, 2021 EUR (€) shares		Dec. 31, 2020 EUR (€) shares		Nov. 09, 2021 USD ($) $ / shares	Sep. 14, 2021 EUR (€)	Sep. 14, 2021 $ / shares	Aug. 03, 2021 $ / shares	Apr. 09, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Nov. 02, 2020 € / shares shares	Sep. 28, 2020 EUR (€)	Sep. 28, 2020 $ / shares	Jun. 23, 2020	May 29, 2020 $ / shares	Jan. 23, 2020 EUR (€)	Jan. 23, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]								€ 992		€ 5,594		€ 5,336	[2]
Percentage of share capital owned (in percent)									1
Investments accounted for using the equity method									€ 677		250		201	[3]
Gain on Regeneron investment arising from transaction of May 29, 2020									0		0		7,382	[4]
Net proceeds from sale of Regeneron shares on May 29, 2020									0		0		10,370	[2]
Gains on disposal of non-current assets, net of tax								€ 129
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax								€ 311	€ 1,488	[5]	€ 676	[5]	€ 918	[2],[5]
Translate Bio
Disclosure of detailed information about business combination [line items]
Investments in equity instruments designated at fair value through OCI, ownership percentage											8.00%					5.00%
Regeneron
Disclosure of detailed information about business combination [line items]
Non-current financial assets, number of shares (in shares) | shares						400,000					279,766
Proceeds from sales of investments accounted for using equity method, before transaction costs						€ 10,575
Investments accounted for using the equity method						3,668
Gain on Regeneron investment arising from transaction of May 29, 2020						7,382
Transaction-related costs						64
Gains (losses) on remeasuring available-for-sale financial assets, net of tax						157
Quoted stock market price per share (in USD per share) | $ / shares																											$ 612.81
Fair value through other comprehensive income						221
Tax expense on disposal of investment						502
Net proceeds from sale of Regeneron shares on May 29, 2020						10,370
Regeneron | Reserve of exchange differences on translation
Disclosure of detailed information about business combination [line items]
Gain on Regeneron investment arising from transaction of May 29, 2020						€ 318
Regeneron | 2018 Letter Agreement
Disclosure of detailed information about business combination [line items]
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares) | shares													1,400,000
Sale of stock, number of shares issued in transaction, shares agreement (in shares) | shares									779,320
Regeneron | Public offering
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares						13,000,000	13,000,000
Sale of stock, price per share (in USD per share) | $ / shares																											515
Proceeds from sales of investments accounted for using equity method, before transaction costs | $							$ 6,703
Regeneron | Public offering | Sanofi SA
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares						10,600,000	10,600,000
Regeneron | Repurchase from the counterpart | Regeneron Pharmaceuticals, INC
Disclosure of detailed information about business combination [line items]
Sale of stock, price per share (in USD per share) | $ / shares																											$ 509.85
Proceeds from sales of investments accounted for using equity method, before transaction costs | $							$ 5,000
Shares agreement, sale of stock, number of shares issued in transaction (in shares) | shares						9,800,000
Kymab
Disclosure of detailed information about business combination [line items]
Cash transferred																			€ 136	$ 160	€ 973	$ 1,100
Commitments related to milestone payments for projects under collaboration agreements | $																						$ 350
Other intangible assets																					€ 965
Net cash flow on acquisition											€ 932
Kiadis
Disclosure of detailed information about business combination [line items]
Other intangible assets				€ 339
Net cash flow on acquisition											326
Number of shares included in public offer (in shares) | shares																							61,000,000
Purchase price (in EUR/USD per share) | € / shares																							€ 5.45
Proportion of issued and outstanding share capital tendered into the public offer					95.03%
Financial interest in principal fully consolidated companies				97.39%
Tidal Therapeutics
Disclosure of detailed information about business combination [line items]
Commitments related to milestone payments for projects under collaboration agreements | $																				$ 310
Other intangible assets																			€ 130
Net cash flow on acquisition											135
Translate Bio
Disclosure of detailed information about business combination [line items]
Other intangible assets																€ 396
Net cash flow on acquisition											€ 2,333
Purchase price (in EUR/USD per share) | $ / shares																	$ 0.38	$ 0.38
Goodwill																€ 2,118
Investments in equity instruments designated at fair value through OCI, ownership percentage																										5.00%
Kadmon
Disclosure of detailed information about business combination [line items]
Other intangible assets			€ 1,739
Net cash flow on acquisition			€ (1,575)
Purchase price (in EUR/USD per share) | $ / shares															$ 9.50
Estimated purchase price on a fully-diluted basis | $															$ 1,900
Origimm Biotechnology GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred		€ 55
Commitments related to milestone payments for projects under collaboration agreements		95
Other intangible assets		55
Net cash flow on acquisition		€ (50)
Principia
Disclosure of detailed information about business combination [line items]
Other intangible assets																								€ 2,534
Purchase price (in EUR/USD per share) | $ / shares																									$ 100
Goodwill																								€ 912
Synthorx
Disclosure of detailed information about business combination [line items]
Other intangible assets																												€ 1,549
Purchase price (in EUR/USD per share) | $ / shares																													$ 68
Goodwill																												€ 930

[1]	(f) This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.1.). For 2020, it includes the net cash outflows on the acquisitions of Synthorx and Principia (see Note D.2.2.).
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[5]	(g) For 2022, 2021 and 2020, this line item mainly comprises disposals of assets and activities related to portfolio streamlining and disposals of equity and debt instruments. For 2020, it also includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million. (see Note D.7.1.).